Employee Benefits (Schedule Of Expected To Pay Benefits For Subsequent Years) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	€ 418
2014	397
2015	534
2016	752
2017	851
Aggregate for the years 2018-2022	7,754
Total	10,706
Front-End [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	250
2014	254
2015	307
2016	431
2017	451
Aggregate for the years 2018-2022	3,495
Total	5,188
Back-End [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	168
2014	143
2015	227
2016	321
2017	400
Aggregate for the years 2018-2022	4,259
Total	€ 5,518